COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

		Shares/Units	Value
COMMON STOCK	98.1%
AUSTRALIA	3.5%
AIRPORTS	0.1%
Sydney Airport		42,704	$225,292

ELECTRIC—REGULATED ELECTRIC	1.3%
Spark Infrastructure Group		2,442,932	3,954,895

PIPELINES—C-CORP	1.0%
APA Group		428,958	3,039,724

TOLL ROADS	1.1%
Transurban Group		331,672	3,108,648

TOTAL AUSTRALIA			10,328,559

BRAZIL	2.8%
RAILWAYS
Rumo SA(a)		1,669,011	8,163,143

CANADA	8.1%
ELECTRIC	3.0%
INTEGRATED ELECTRIC	0.7%
Emera, Inc.		55,394	2,071,342

REGULATED ELECTRIC	2.3%
Fortis, Inc.		179,383	6,629,795

TOTAL ELECTRIC			8,701,137

PIPELINES—C-CORP	3.6%
Enbridge, Inc.		145,870	5,283,128
Pembina Pipeline Corp.		148,981	5,472,726

			10,755,854

RAILWAYS	1.5%
Canadian Pacific Railway Ltd.		20,897	4,305,594

TOTAL CANADA			23,762,585

CHINA	5.2%
GAS DISTRIBUTION	0.8%
Enn Energy Holdings Ltd. (HKD)		238,000	2,301,187

PIPELINES—C-CORP	1.2%
Beijing Enterprises Holdings Ltd. (HKD)		604,000	3,423,971

TOLL ROADS	1.6%
Jiangsu Expressway Co., Ltd., Class H (HKD)		3,278,000	4,635,163

WATER	1.6%
Guangdong Investment Ltd. (HKD)		2,527,128	4,880,446

TOTAL CHINA			15,240,767

		Shares/Units	Value
FRANCE	4.0%
AIRPORTS	2.3%
Aeroports de Paris		34,522	$6,676,201

RAILWAYS	1.0%
Getlink SE		199,826	3,029,453

TOLL ROADS	0.7%
Vinci SA		21,997	2,139,828

TOTAL FRANCE			11,845,482

INDIA	1.1%
MARINE PORTS
Adani Ports & Special Economic Zone Ltd.		585,253	3,208,648

ITALY	2.2%
COMMUNICATIONS—TOWERS	0.9%
Infrastrutture Wireless Italiane S.p.A., 144A(b)		309,236	2,764,678

ELECTRIC—REGULATED ELECTRIC	1.3%
Terna Rete Elettrica Nazionale S.p.A.		600,696	3,805,797

TOTAL ITALY			6,570,475

JAPAN	5.8%
ELECTRIC—INTEGRATED ELECTRIC	1.9%
Shikoku Electric Power Co., Inc.		457,200	5,560,819

GAS DISTRIBUTION	1.7%
Tokyo Gas Co., Ltd.		186,000	5,023,830

RAILWAYS	2.2%
West Japan Railway Co.		87,500	6,583,619

TOTAL JAPAN			17,168,268

MEXICO	2.1%
AIRPORTS	1.5%
Grupo Aeroportuario del Pacifico SAB de CV, Class B		505,372	4,480,334

PIPELINES—C-CORP	0.1%
Infraestructura Energetica Nova SAB de CV		62,298	250,344

TOLL ROADS	0.5%
ALEATICA SAB de CV		1,332,149	1,448,119

TOTAL MEXICO			6,178,797

		Shares/Units	Value
NEW ZEALAND	2.4%
AIRPORTS
Auckland International Airport Ltd.		1,255,990	$6,962,379

SPAIN	1.9%
ELECTRIC—INTEGRATED ELECTRIC
Iberdrola SA		636,570	5,588,332

THAILAND	2.7%
AIRPORTS
Airports of Thailand PCL		3,761,200	8,000,031

UNITED KINGDOM	1.8%
WATER
United Utilities Group PLC		494,339	5,243,528

UNITED STATES	54.5%
COMMUNICATIONS—TOWERS	11.0%
American Tower Corp.		76,095	14,995,280
Crown Castle International Corp.		80,030	10,243,840
SBA Communications Corp.(a)		35,189	7,025,836

			32,264,956

ELECTRIC	24.2%
INTEGRATED ELECTRIC	11.4%
Evergy, Inc.		135,666	7,875,412
FirstEnergy Corp.		209,374	8,712,052
NextEra Energy, Inc.		87,657	16,945,851

			33,533,315

REGULATED ELECTRIC	12.8%
Alliant Energy Corp.		230,851	10,880,008
Duke Energy Corp.		77,539	6,978,510
Edison International		43,398	2,687,204
PG&E Corp.(a)		71,582	1,274,159
WEC Energy Group, Inc.		112,648	8,908,204
Xcel Energy, Inc.		122,543	6,888,142

			37,616,227

TOTAL ELECTRIC			71,149,542

GAS DISTRIBUTION	2.6%
Atmos Energy Corp.		73,147	7,529,021

PIPELINES	10.3%
PIPELINES—C-CORP	7.3%
Antero Midstream Corp.		99,092	1,365,488

		Shares/Units	Value
Cheniere Energy, Inc.(a)		92,741	$6,339,775
Kinder Morgan, Inc.		389,161	7,787,111
Plains GP Holdings LP, Class A		93,257	2,323,964
Targa Resources Corp.		86,867	3,609,324

			21,425,662

PIPELINES—MLP	3.0%
Buckeye Partners LP		88,658	3,016,145
Enterprise Products Partners LP		205,125	5,969,138

			8,985,283

TOTAL PIPELINES			30,410,945

RAILWAYS	3.2%
Norfolk Southern Corp.		51,022	9,535,502

WATER	3.2%
American Water Works Co., Inc.		91,931	9,584,726

TOTAL UNITED STATES			160,474,692

TOTAL COMMON STOCK (Identified cost—$227,358,627)			288,735,686

SHORT-TERM INVESTMENTS	2.9%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35%(c)		8,482,626	8,482,626

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$8,482,626)			8,482,626

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$235,841,253)	101.0%		297,218,312
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.0)		(2,831,425)

NET ASSETS	100.0%		$294,386,887

Glossary of Portfolio Abbreviations

HKD	Hong Kong Dollar
MLP	Master Limited Partnership

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $2,764,678 which represents 0.9% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	Rate quoted represents the annualized seven-day yield.

Sector Summary	% of Net Assets
Electric	33.6
Pipelines	16.2
Communications	11.9
Railways	10.7
Airports	9.0
Water	6.7
Gas Distribution	5.0
Toll Roads	3.9
Other	1.9
Marine Ports	1.1

100.0

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$288,735,686	$288,735,686	$—	$—
Short-Term Investments	8,482,626	—	8,482,626	—

Total Investments in Securities(a)	$297,218,312	$288,735,686	$8,482,626	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.